Commitments and Contingencies - Summary of Future Minimum Hosting Co-Location Payments (Detail) (Co-location services [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Co-location services [Member]
Commitments [Line Items]
2013	$ 456
2014	116
2015
2016
2017
Thereafter
Total minimum payments	$ 572